Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000250884 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250884 | 571748102 | Marsh & McLennan Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250884 | G0403H108 | Aon plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250884 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250884 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250884 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250884 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250884 | 427866108 | Hershey Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250884 | 42824C109 | Hewlett Packard Enterprise Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250884 | 83088M102 | Skyworks Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250884 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	86.80%
C000250884 | Equities46641Q332
Holdings [Line Items]
Percent of Total Investments	7.70%
C000250884 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.50%
C000250884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250884 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250884 | Equity
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000250884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000250884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000250884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000250884 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000250884 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000250886 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250886 | 571748102 | Marsh & McLennan Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250886 | G0403H108 | Aon plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250886 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250886 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250886 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250886 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250886 | 427866108 | Hershey Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250886 | 42824C109 | Hewlett Packard Enterprise Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250886 | 83088M102 | Skyworks Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250886 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	86.80%
C000250886 | Equities46641Q332
Holdings [Line Items]
Percent of Total Investments	7.70%
C000250886 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.50%
C000250886 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250886 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250886 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250886 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250886 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250886 | Equity
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250886 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250886 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000250886 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000250886 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000250886 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000250886 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000250886 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000199071 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000199071 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000199071 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000199071 | 37960A669 | Global X SuperDividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199071 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199071 | 464288661 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199071 | 46429B655 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199071 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199071 | 92204A876 | Vanguard Utilities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199071 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000199071 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199071 | Equity
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000199071 | Equities37960A669
Holdings [Line Items]
Percent of Total Investments	97.80%
C000199071 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000199072 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000199072 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000199072 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000199072 | 37960A669 | Global X SuperDividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199072 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199072 | 464288661 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199072 | 46429B655 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199072 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199072 | 92204A876 | Vanguard Utilities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199072 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000199072 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199072 | Equity
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000199072 | Equities37960A669
Holdings [Line Items]
Percent of Total Investments	97.80%
C000199072 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000199073 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000199073 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000199073 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000199073 | 37960A669 | Global X SuperDividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199073 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199073 | 464288661 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199073 | 46429B655 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199073 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199073 | 92204A876 | Vanguard Utilities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199073 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000199073 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199073 | Equity
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000199073 | Equities37960A669
Holdings [Line Items]
Percent of Total Investments	97.80%
C000199073 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000199074 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000199074 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000199074 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000199074 | 37960A669 | Global X SuperDividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199074 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199074 | 464288661 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199074 | 46429B655 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199074 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199074 | 92204A876 | Vanguard Utilities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199074 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000199074 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199074 | Equity
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000199074 | Equities37960A669
Holdings [Line Items]
Percent of Total Investments	97.80%
C000199074 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000126293 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000126293 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000126293 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000126293 | 46138E362 | Invesco S&P 500 High Dividend Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000126293 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126293 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000126293 | Equity
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000126293 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000126293 | Equities46138E362
Holdings [Line Items]
Percent of Total Investments	98.80%
C000126294 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000126294 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000126294 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000126294 | 46138E362 | Invesco S&P 500 High Dividend Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000126294 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126294 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000126294 | Equity
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000126294 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000126294 | Equities46138E362
Holdings [Line Items]
Percent of Total Investments	98.80%
C000126295 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000126295 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000126295 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000126295 | 46138E362 | Invesco S&P 500 High Dividend Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000126295 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126295 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000126295 | Equity
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000126295 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000126295 | Equities46138E362
Holdings [Line Items]
Percent of Total Investments	98.80%
C000150698 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150698 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000150698 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000150698 | 46138E362 | Invesco S&P 500 High Dividend Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000150698 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000150698 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150698 | Equity
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000150698 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000150698 | Equities46138E362
Holdings [Line Items]
Percent of Total Investments	98.80%